Consolidated Statements of Changes in Shareholders' Deficiency (Parenthetical) - $ / shares	Jun. 30, 2020	Jun. 30, 2019
Warrants exercise price	$ 0.18
CAD [Member]
Shares issued price per share	0.05
Warrants [Member]
Warrants exercise price	0.18
Warrants [Member] | CAD [Member]
Warrants exercise price	0.25
Units Issued One [Member]
Shares issued price per share		$ 3.42
Units Issued One [Member] | CAD [Member]
Shares issued price per share		4.50
Units Issued Two [Member]
Shares issued price per share		0.57
Units Issued Two [Member] | CAD [Member]
Shares issued price per share		0.75
Units Issued Three [Member]
Shares issued price per share		$ 0.04
Shares and Units Issued [Member]
Shares issued price per share	0.04
Shares and Units Issued [Member] | CAD [Member]
Shares issued price per share	0.05
Units Issued for Debt Settlement One [Member]
Shares issued price per share	0.09
Shares Issued for Debt Settlement [Member]
Shares issued price per share	0.14
Shares Issued [Member]
Shares issued price per share	0.42
Shares Issued [Member] | CAD [Member]
Shares issued price per share	0.56
Shares Issued for Debt Settlement Two [Member]
Shares issued price per share	$ 0.42